Cash Distribution and Earnings per Unit	12 Months Ended
Dec. 31, 2024
Cash Distribution And Earnings Per Unit
Cash Distribution and Earnings per Unit

NOTE 18 – CASH DISTRIBUTIONS AND EARNINGS PER UNIT

The amount of distributions paid by Navios Partners and the decision to make any distribution is determined by the Company’s board of directors and will depend on, among other things, Navios Partners’ cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable. There is no guarantee that the Company will pay the quarterly distribution on the common units in any quarter. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit facilities.

There are incentive distribution rights held by Navios GP L.L.C., which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.

The authorized quarterly cash distributions for all quarters during the years ended December 31, 2024, 2023 and 2022, are presented below:

Date	Authorized Quarterly Cash Distribution for the three months ended	Date of record of Common and General Partnership unit Unitholders	Payment of Distribution	$/ Unit	Amount of the declared distribution
January 2022	December 31,2021	February 9, 2022	February 11, 2022	$0.05	$1,541
April 2022	March 31, 2022	May 9, 2022	May 12, 2022	$0.05	$1,541
July 2022	June 30, 2022	August 9, 2022	August 12, 2022	$0.05	$1,541
October 2022	September 30, 2022	November 8, 2022	November 10, 2022	$0.05	$1,540
January 2023	December 31, 2022	February 10, 2023	February 14, 2023	$0.05	$1,540
April 2023	March 31, 2023	May 9, 2023	May 12, 2023	$0.05	$1,540
July 2023	June 30, 2023	August 8, 2023	August 11, 2023	$0.05	$1,540
October 2023	September 30, 2023	November 7, 2023	November 13, 2023	$0.05	$1,540
February 2024	December 31, 2023	February 12, 2024	February 14, 2024	$0.05	$1,540
April 2024	March 31, 2024	May 10, 2024	May 14, 2024	$0.05	$1,540
July 2024	June 30, 2024	August 9, 2024	August 14, 2024	$0.05	$1,531
October 2024	September 30, 2024	November 12, 2024	November 15, 2024	$0.05	$1,521
January 2025	December 31, 2024	February 10, 2025	February 13, 2025	$0.05	$1,511

Navios Partners calculates earnings/(losses) per unit by allocating reported net income/(loss) for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners’ partnership agreement, net of the unallocated earnings (or losses). Basic earnings/(losses) per common unit is determined by dividing net income/(loss) by the weighted average number of common units outstanding during the period. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net earnings/(loss) per unit undistributed is determined by taking the distributions in excess of net income/(loss) and allocating between common units and general partnership units on a 98%-2% basis. There were no options or phantom units outstanding during each of the years ended December 31, 2024, 2023 and 2022.

The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Net income	$367,308	$433,645	$579,247
Income attributable to:
Common unitholders	$359,867	$424,974	$567,662
Weighted average units outstanding basic
Common unitholders	30,029,279	30,183,428	30,155,148
Earnings per unit basic:
Common unitholders	$11.98	$14.08	$18.82
Weighted average units outstanding diluted
Common unitholders	30,029,279	30,184,388	30,156,149
Earnings per unit diluted:
Common unitholders	$11.98	$14.08	$18.82
Earnings per unit distributed basic:
Common unitholders	$0.20	$0.20	$0.20
Earnings per unit distributed diluted:
Common unitholders	$0.20	$0.20	$0.20
Earnings per unit undistributed basic:
Common unitholders	$11.78	$13.88	$18.62
Earnings per unit undistributed diluted:
Common unitholders	$11.78	$13.88	$18.62

Potential common units of 0, 0 and 1,001 for the years ended December 31, 2024, 2023 and 2022, respectively are included in the calculation of earnings per unit diluted.